Consolidated Statements of Operations (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commissions, related party	$ 294,933	$ 359,868	$ 324,178
Vessel operating expenses, related party	122,909	148,329	115,026
General and administrative expenses, related party	$ 1,250,000	$ 1,250,000	$ 731,456